Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 17, 2025
Accounting Policies [Line Items]
Voting percentage				58.00%
Aggregate amount of consideration allocated to performance obligations (in Dollars)	$ 2,960,923
Percentage of performance obligations	77.00%
Additional amortization expense (in Dollars)	$ 18,705
Impairment indicators (in Dollars)
Severance expenses (in Dollars)	$ 53,972	$ 53,228	$ 47,076
Top of Range [Member]
Accounting Policies [Line Items]
Estimated useful life of intangible assets	10 years
Bottom of Range [Member]
Accounting Policies [Line Items]
Estimated useful life of intangible assets	3 years
Matrix [Member]
Accounting Policies [Line Items]
Percentage of held of outstanding ordinary shares	48.12%
Description of voting rights	the Company, only three shareholders (each Israeli institutional investors) held more than 5% of Matrix’s voting power as of December 31, 2025 (holds 8.5%, 6.4% and 5.7%, respectively); there is no evidence that any of the shareholders has or had granted to any other shareholder a voting proxy at the general meeting; over the last three years (i.e., 2023-2025), Matrix’s general meetings were attended by shareholders representing in aggregate between 82%-86% of total voting rights. This means that the level of activity of the Matrix’s shareholders is relatively moderate. Bearing in mind that the Company presently holds approx.
Voting percentage	5.00%
Voting rights, percentage	48.12%
Matrix [Member] | Top of Range [Member]
Accounting Policies [Line Items]
Voting percentage	8.50%
Total voting rights	86.00%
Voting rights, percentage	96.24%
Matrix [Member] | Bottom of Range [Member]
Accounting Policies [Line Items]
Voting percentage	6.40%
Total voting rights	82.00%
Matrix [Member]
Accounting Policies [Line Items]
Voting percentage	5.70%
Magic [Member]
Accounting Policies [Line Items]
Ordinary shares percentage	46.71%
Description of voting rights	three financial Israeli institutional shareholders holding more than 5% of Magic Software’s voting rights (holds 13.9%, 7% and 5.1%, respectively); there is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting; and, over the last three years (i.e., 2023-2025), Magic Software’s general meetings were attended by shareholders representing between 84%-86% of the total voting rights. This means that the level of activity of the Magic Software’s shareholders is relatively moderate. Bearing in mind that the Company presently holds approx. 46.71% of total voting rights, the attendance from shareholders would have to be higher than 93.42% in order to deprive Formula of an absolute majority of votes at the general meeting. The Company believes that achieving such high attendance seems unlikely. In addition, Israeli law provides that institutional investors should not hold the ability to direct the company’s business and as such should not exceed 20% each.
Institutional Investors [Member]
Accounting Policies [Line Items]
Voting percentage	20.00%